BORROWINGS	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
BORROWINGS	BORROWINGS
Corporate Borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2020				December 31, 2019
(MILLIONS EXCEPT AS NOTED)	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	4	$—	$—	2.9	5	$299	$299
Commercial paper	0.4	< 1	3	3	N/A	N/A	N/A	N/A
Medium Term Notes:
Series 4 (C$150)	5.8	16	118	160	5.8	17	115	142
Series 8 (C$400)	—	—	—	—	4.8	2	308	324
Series 9 (C$400)	3.8	4	314	348	3.8	5	308	322
Series 10 (C$500)	3.6	6	392	441	3.6	7	384	400
Series 11 (C$475)	4.3	8	373	442	4.3	9	231	248
Series 12 (C$475)	3.4	9	373	420	3.4	10	231	232
Series 13 (C$300)	4.3	29	236	287	4.3	30	231	237
Series 14 (C$425)	3.3	30	334	347	—	—	—	—
	3.9	14	2,140	2,445	4.1	10	1,808	1,905
Total corporate borrowings			2,143	$2,448			2,107	$2,204
Add: Unamortized premiums(1)			3				—
Less: Unamortized financing fees(1)			(11)				(7)
Less: Current portion			(3)				—
			$2,132				$2,100
(1) Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2020	2019
Corporate borrowings
Unamortized financing fees, beginning of year	$(7)	$(6)
Additional financing fees	(5)	(2)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$(11)	$(7)
Credit facilities
Brookfield Renewable had $3 million commercial paper outstanding as at December 31, 2020 (2019: nil). The commercial paper program is supplemented by our $1.75 billion corporate credit facilities.
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 29 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2020	2019
Authorized corporate credit facilities(1)	$2,150	$2,150
Draws on corporate credit facilities(1)	—	(299)
Authorized letter of credit facility	400	400
Issued letters of credit	(300)	(266)
Available portion of corporate credit facilities	$2,250	$1,985
(1)Amounts are guaranteed by Brookfield Renewable.
Medium term notes
Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Finco”) (Note 32 – Subsidiary Public Issuers). Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
On April 3, 2020, Brookfield Renewable completed the issuance of C$175 million ($124 million) Series 11 medium term notes and C$175 million ($124 million) Series 12 medium term notes. The medium term notes were issued as a re-opening on identical terms, other than issue date and the price to the public, to the 4.25% Series 11 medium term notes and the 3.38% Series 12 medium term notes that were issued in September 2018 and 2019, respectively.
On August 11, 2020, Brookfield Renewable completed the issuance of C$425 million ($319 million) Series 14 medium term notes. The medium term notes have a fixed interest rate of 3.33% and a maturity date of August 2050. The series 14 medium term notes are corporate-level green bonds.
On September 14, 2020, Brookfield Renewable repaid C$400 million ($304 million) of Series 8 medium term notes prior to maturity.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Dollar Offered Rate (“CDOR”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (IBR), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (IPC), Colombia inflation rate, plus a margin.Non-Recourse borrowings in India consist of both fixed and floating interest indexed to Prime lending rate of lender (“MCLR”). Non-recourse borrowings in China consist of floating interest rates of People's Bank of China (“PBOC”).
It is currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR, Sterling Overnight Index Average (“SONIA”) will replace £ LIBOR, and Euro Short-term Rate (“€STR”) will replace € LIBOR. £ LIBOR and € LIBOR replacement is expected to be effective prior to December 31, 2021. US$ LIBOR replacement is expected to become effective prior to June 30, 2023. As at December 31, 2020, none of Brookfield Renewable’s floating rate borrowings have been impacted by these reforms.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2020				December 31, 2019
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric	4.8	9	$6,989	$7,853	5.9	10	$6,616	$7,106
Wind	4.3	10	4,324	4,785	4.4	10	4,351	4,523
Solar	3.6	12	3,684	4,247	5.0	11	3,168	3,316
Energy transition	3.8	11	1,009	1,106	3.9	5	1,092	1,115
Total	4.3	10	16,006	$17,991	5.1	10	15,227	$16,060
Add: Unamortized premiums(2)			63				92
Less: Unamortized financing fees(2)			(122)				(119)
Less: Current portion			(1,141)				(1,133)
			$14,806				$14,067
(1)Includes $15 million (2019: $142 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Future repayments of Brookfield Renewable’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2021	2022	2023	2024	2025	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$244	$564	$932	$410	$697	$4,142	$6,989
Wind	343	285	517	268	274	2,637	4,324
Solar	402	166	472	167	173	2,304	3,684
Energy transition	152	63	146	43	37	568	1,009
	$1,141	$1,078	$2,067	$888	$1,181	$9,651	$16,006
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2020	2019
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(119)	$(102)
Additional financing fees	(17)	(43)
Amortization of financing fees	9	12
Foreign exchange translation and other	5	14
Unamortized financing fees, end of year	$(122)	$(119)
In March 2020, Brookfield Renewable completed a refinancing of COP 200 billion ($50 million). The debt, drawn in two tranches, bears interest at the applicable base rate plus an average margin of 2.36% and matures in March 2027.
In March 2020, Brookfield Renewable completed a refinancing totaling INR 1,460 million ($20 million) associated with a solar portfolio in India. A portion of the loan bears interest at the applicable base rate plus a margin of 1.45% and the remaining portion bears a fixed rate of 9.75%. The loans mature between 2032 to 2037.
In March 2020, Brookfield Renewable completed a financing totaling $246 million associated with a wind portfolio in the United States. The debt bears interest at a fixed rate of 3.28% and matures in 2037.
In May 2020, Brookfield Renewable completed a bridge financing totaling R$250 million ($46 million) associated with a solar development project in Brazil. The loan bears a variable interest at the applicable rate plus 3.15% and matures in 2021.
In June 2020, Brookfield Renewable completed a financing totaling C$23 million ($17 million) associated with a hydroelectric facility in Canada. The loan bears interest at a fixed rate of 3.5% and matures in 2044.
In June 2020, Brookfield Renewable completed a refinancing of €463 million ($517 million) associated with a solar portfolio in Spain. The debt is comprised both fixed and variable interest rate tranches and bears an average interest rate of 2.66%. The debt matures in 2037.
In August 2020, Brookfield Renewable completed a bond financing associated with the Colombian business totaling COP 450 billion ($120 million). The bonds are comprised of a fixed rate bond bearing interest at 6.26% and matures in 2028 and a variable rate bond bearing interest at the applicable base plus 3.9% and matures in 2045.
In September 2020, Brookfield Renewable completed a refinancing of $296 million associated with a solar portfolio in the United States. The debt bears interest at a fixed rate of 3.38% of the applicable base rate and matures in 2043.
In November 2020, Brookfield Renewable completed a financing of $560 million associated with a lease buyout in the United States. The debt bears interest at a fixed rate of 4% and matures in 2029.
In November 2020, Brookfield Renewable completed a financing of $189 million associated with a solar portfolio in the United States. The loan bears a variable interest at the applicable rate plus 1.60% and matures in 2027.
In December 2020, Brookfield Renewable completed an up-financing of R$120 million ($23 million) associated with a mixed technology portfolio in Brazil. The loan bears a variable interest at the applicable rate plus 3.60% and mature in 2023.
In December 2020, Brookfield Renewable completed a financing of $43.5 million associated with a repowering project in the United States. The loan bears a variable interest at the applicable rate plus 1.4% and matures in 2023.
In December 2020, Brookfield Renewable completed a refinancing of R$330 million ($65 million) associated with a hydroelectric facility in Brazil. The loan bears a variable interest at the applicable rate plus 2.9% and matures in 2027.
In December 2020, Brookfield Renewable completed an up-financing of €110 million ($132 million) associated with a Solar portfolio in Spain. The loan bears 2.1% fixed interest and matures in 2040.
In December 2020, Brookfield Renewable completed an up-financing of C$125 million ($98 million) associated with a portfolio of hydroelectric facilities in Canada. The loan bears variable interest at the applicable rate plus 1.6% and matures in 2023.
Supplemental Information
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities	Non-cash
			Acquisition	Disposal	Other(1)(2)	December 31
2020
Corporate borrowings	$2,100	(30)	—	—	65	$2,135
Non-recourse borrowings	$15,200	(175)	475	—	447	$15,947
2019
Corporate borrowings	$2,328	(314)	—	—	86	$2,100
Non-recourse borrowings	$14,218	823	319	(196)	36	$15,200
(1)Includes foreign exchange and amortization of unamortized premium and financing fees.
(2)Includes a $247 million adjustment related to the buyout of the lease on a 192 MW hydroelectric facility in Louisiana.